Annual Total Returns (Vanguard Small-Cap Value Index Fund - Institutional Shares Institutional) (Vanguard Small-Cap Value Index Fund, Vanguard Small-Cap Value Index Fund - Institutional Shares)	12 Months Ended
Dec. 31, 2014
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Institutional Shares
Annual Total Return
2014	10.59%
2013	36.55%
2012	18.78%
2011	(3.97%)
2010	24.97%
2009	30.71%
2008	(32.02%)
2007	(6.89%)
2006	19.44%
2005	6.28%